Average Annual Total Returns - Invesco SP Emerging Markets Low Volatility ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P BMI Emerging Markets Low Volatility IndexTM (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year		S&P BMI Emerging Markets Low Volatility IndexTM (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years		S&P BMI Emerging Markets Low Volatility IndexTM (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) Since Inception		MSCI Emerging Markets Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI Emerging Markets Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI Emerging Markets Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) Since Inception
Total	Jan. 13, 2012	(2.51%)	5.35%	1.89%	(3.25%)	4.69%	1.43%	(1.08%)	4.30%	1.65%	(1.95%)	[1]	6.07%	[1]	2.69%	[1]	18.31%	12.81%	5.98%

[1]	The Fund has designated its Underlying Index as its broad-based index going forward, as it more closely reflects the performance of the types of securities in which the Fund invests.